Subsidiaries - Summarized Financial Information Before Intercompany Eliminations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 USD ($)
Disclosure of subsidiaries [Line Items]
Current assets	$ 101,901		$ 91,021		$ 3,316
Noncurrent assets	421,095		421,854		13,703
Current liabilities	67,740		66,229		2,204
Noncurrent liabilities	63,727		57,516		2,074
Equity attributable to the parent	379,121		377,383		12,337
NONCONTROLLING INTERESTS	12,408		11,747		$ 404
NET INCOME	37,869	$ 1,232	37,047	$ 34,704
Profit attributable to the parent	36,358	1,183	35,616	33,419
Profit attributable to noncontrolling interests	1,511	49	1,431	1,285
Other comprehensive income (loss)	1,112	37	(966)	1,290
Total comprehensive income attributable to the parent	37,450	1,219	34,652	34,713
Total comprehensive income, attributable to non-controlling interests	1,531	50	1,429	1,281
TOTAL COMPREHENSIVE INCOME	38,981	1,269	36,081	35,994
Net cash flow from operating activities	75,951	2,472	74,858	74,456
Net cash flow from investing activities	(30,789)	(1,003)	(31,172)	(68,254)
Net cash flow from financing activities	(34,800)	(1,132)	(34,314)	(9,802)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	52	2	(13)	(30)
Net cash inflow (outflow)	10,414	$ 339	9,359	(3,630)
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Current assets	7,249		7,963
Noncurrent assets	3,053		2,981
Current liabilities	3,714		4,561
Noncurrent liabilities	460		418
Equity attributable to the parent	1,674		1,628
NONCONTROLLING INTERESTS	4,454		4,337
Revenues and income	31,602		31,302	27,232
Costs and expenses	30,958		30,715	26,797
NET INCOME	644		587	435
Profit attributable to the parent	182		166	123
Profit attributable to noncontrolling interests	462		421	312
Other comprehensive income (loss) attributable to the parent	11		2	1
Other comprehensive income (loss) attributable to noncontrolling interests	26		5	2
Other comprehensive income (loss)	37		7	3
Total comprehensive income attributable to the parent	192		168	124
Total comprehensive income, attributable to non-controlling interests	488		426	314
TOTAL COMPREHENSIVE INCOME	680		594	438
Net cash flow from operating activities	(329)		654	862
Net cash flow from investing activities	36		215	54
Net cash flow from financing activities	(826)		(690)	(687)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	1		0	0
Net cash inflow (outflow)	(1,118)		179	229
Dividends paid to noncontrolling interests	371		278	269
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Current assets	4,406		4,657
Noncurrent assets	4,631		4,063
Current liabilities	1,087		1,183
Noncurrent liabilities	26		32
Equity attributable to the parent	2,689		2,572
NONCONTROLLING INTERESTS	5,235		4,933
Revenues and income	4,434		4,254	4,221
Costs and expenses	3,673		3,360	3,301
NET INCOME	761		894	920
Profit attributable to the parent	265		306	316
Profit attributable to noncontrolling interests	496		588	604
Other comprehensive income (loss) attributable to the parent	5		(1)	0
Other comprehensive income (loss) attributable to noncontrolling interests	7		(2)	0
Other comprehensive income (loss)	12		(3)	0
Total comprehensive income attributable to the parent	270		305	316
Total comprehensive income, attributable to non-controlling interests	503		586	604
TOTAL COMPREHENSIVE INCOME	773		891	920
Net cash flow from operating activities	1,401		1,090	1,483
Net cash flow from investing activities	(1,011)		(519)	(533)
Net cash flow from financing activities	(388)		(414)	(349)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	8		(1)	1
Net cash inflow (outflow)	10		156	602
Dividends paid to noncontrolling interests	$ 293		$ 259	$ 216